Mineral, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 445,428
Capitalized borrowing costs	6,200
Balance at end of period	755,274	$ 445,428
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	13,924
Balance at end of period	16,991	13,924
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	98,832
Balance at end of period	152,145	98,832
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	284,128
Balance at end of period	403,128	284,128
Property Plant and Equipment Development Costs	69,400	67,100
Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	19,190
Balance at end of period	111,821	19,190
Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	4,086
Balance at end of period	12,272	4,086
Deposits On Projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	10,488
Balance at end of period	39,274	10,488
Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	7,970
Balance at end of period	8,961	7,970
Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	6,810
Balance at end of period	10,682	6,810
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	605,949	458,330
Additions	306,475	188,371
Capitalized borrowing costs	6,246
Disposals	(6,446)	(3,410)
Transfers	35,083	0
Foreign exchange	35,867	(37,342)
Balance at end of period	983,174	605,949
Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	18,352	14,882
Additions	885	19
Disposals	(736)	0
Transfers	2,280	4,626
Foreign exchange	1,257	(1,175)
Balance at end of period	22,038	18,352
Cost | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	124,775	92,702
Additions	62,081	7,538
Disposals	(1,917)	(1,004)
Transfers	1,512	33,217
Foreign exchange	8,004	(7,678)
Balance at end of period	194,455	124,775
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	394,017	313,762
Additions	125,004	37,719
Disposals	0	0
Transfers	8,453	67,556
Foreign exchange	26,213	(25,020)
Balance at end of period	553,687	394,017
Cost | Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	19,190	8,322
Additions	64,779	100,682
Capitalized borrowing costs	6,246
Disposals	(2,241)	(1,821)
Transfers	26,303	(87,204)
Foreign exchange	(2,456)	(789)
Balance at end of period	111,821	19,190
Cost | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	9,819	8,478
Additions	8,722	1,130
Disposals	(9)	(3)
Transfers	185	814
Foreign exchange	545	(600)
Balance at end of period	19,262	9,819
Cost | Deposits On Projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	10,488	4,326
Additions	31,984	25,696
Disposals	(2)	(7)
Transfers	(3,650)	(19,009)
Foreign exchange	454	(518)
Balance at end of period	39,274	10,488
Cost | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	12,010	7,536
Additions	1,354	5,162
Disposals	0	0
Transfers	0	0
Foreign exchange	824	(688)
Balance at end of period	14,188	12,010
Cost | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	17,298	8,322
Additions	11,666	10,425
Disposals	(1,541)	(575)
Transfers	0	0
Foreign exchange	1,026	(874)
Balance at end of period	28,449	17,298
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(160,521)	(124,628)
Additions	(60,215)	(47,290)
Disposals	3,449	1,329
Foreign exchange	(10,613)	10,068
Balance at end of period	(227,900)	(160,521)
Accumulated depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(4,428)	(3,916)
Additions	(1,047)	(808)
Disposals	734	0
Foreign exchange	(306)	296
Balance at end of period	(5,047)	(4,428)
Accumulated depreciation | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(25,943)	(15,655)
Additions	(16,373)	(12,664)
Disposals	1,672	913
Foreign exchange	(1,666)	1,463
Balance at end of period	(42,310)	(25,943)
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(109,889)	(90,539)
Additions	(33,378)	(26,475)
Disposals	60	0
Foreign exchange	(7,352)	7,125
Balance at end of period	(150,559)	(109,889)
Accumulated depreciation | Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	0	0
Additions	0	0
Disposals	0	0
Foreign exchange	0	0
Balance at end of period	0	0
Accumulated depreciation | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(5,733)	(4,583)
Additions	(973)	(1,489)
Disposals	70	3
Foreign exchange	(354)	336
Balance at end of period	(6,990)	(5,733)
Accumulated depreciation | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(4,040)	(3,315)
Additions	(914)	(985)
Disposals	0	0
Foreign exchange	(273)	260
Balance at end of period	(5,227)	(4,040)
Accumulated depreciation | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(10,488)	(6,620)
Additions	(7,530)	(4,869)
Disposals	913	413
Foreign exchange	(662)	588
Balance at end of period	$ (17,767)	$ (10,488)